NOTES PAYABLE (Details) - USD ($)	Apr. 30, 2017	Apr. 30, 2016
Notes payable	$ 375,001	$ 375,001
Note Payable Member [Member]
Notes payable	300,000	300,000
Note Payable One Member [Member]
Notes payable	$ 75,001	$ 75,001